Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046

713 626 1919
www.invesco.com/us

July 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 143 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to add a new fund, Invesco Unconstrained Bond Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1898.

Very truly yours,

/s/ Michael Insalaco

Michael Insalaco

Counsel